Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Aug. 31, 2015	Aug. 31, 2025	Aug. 31, 2016	Aug. 31, 2017	Aug. 31, 2018	Aug. 31, 2019	Aug. 31, 2020	Aug. 31, 2021	Aug. 31, 2022	Aug. 31, 2023	Aug. 31, 2024	Aug. 31, 2025
Multi-Manager Alternative Strategies Fund - Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name		Institutional Class
Accumulated Value	$ 10,000		$ 10,079	$ 9,663	$ 9,717	$ 10,165	$ 10,403	$ 10,832	$ 11,113	$ 11,239	$ 11,710	$ 11,738
Bloomberg Global Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate Index
Accumulated Value	10,000		10,879	10,899	10,752	11,587	12,228	12,291	10,127	10,117	10,815	11,191
FTSE Three-Month U.S. Treasury Bill Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		FTSE Three-Month U.S. Treasury Bill Index
Accumulated Value	$ 10,000		$ 10,018	$ 10,076	$ 10,226	$ 10,467	$ 10,591	$ 10,598	$ 10,645	$ 11,117	$ 11,745	$ 12,296